Intangible Assets (Details) - USD ($) $ in Thousands	Jul. 31, 2024	Jan. 31, 2024
Intangible Assets
Cost	$ 807,808	$ 728,518
Accumulated amortization	503,937	477,471
Net	303,871	251,047
Customer agreements and relationships
Intangible Assets
Cost	336,798	299,524
Accumulated amortization	181,345	172,026
Existing technology
Intangible Assets
Cost	443,182	403,944
Accumulated amortization	301,457	285,148
Trade names
Intangible Assets
Cost	11,920	10,139
Accumulated amortization	8,597	8,227
Non-compete covenants
Intangible Assets
Cost	15,908	14,911
Accumulated amortization	$ 12,538	$ 12,070